Provisions for other liabilities - Changes in Provisions for Other Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Other provisions, beginning balance	$ 3,435	$ 5,986
Additions	2,556	1,747
Acquisition of subsidiaries		300
Used during year	(1,937)	(4,653)
Exchange differences	(455)	55
Other provisions, ending balance	3,599	3,435
Labor, legal and other claims
Disclosure of other provisions [line items]
Other provisions, beginning balance	3,029	2,527
Additions	2,522	1,347
Acquisition of subsidiaries		300
Used during year	(1,558)	(1,237)
Exchange differences	(426)	92
Other provisions, ending balance	3,567	3,029
Others
Disclosure of other provisions [line items]
Other provisions, beginning balance	406	3,459
Additions	34	400
Acquisition of subsidiaries		0
Used during year	(379)	(3,416)
Exchange differences	(29)	(37)
Other provisions, ending balance	$ 32	$ 406